Cover Page	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Maximus, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-12997
Entity Tax Identification Number	54-1000588
Entity Address, Address Line One	1600 Tysons Boulevard
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	251-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001032220